Employee Compensation Costs - Summary of Employee Compensation Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term employee benefits expense [abstract]
Wages, salaries and allowances	¥ 101,815	¥ 95,761	¥ 82,835
Social security costs	52,503	48,630	42,868
Employee compensation costs	¥ 154,318	¥ 144,391	¥ 125,703